RETIREMENT PLAN	12 Months Ended
Dec. 31, 2024
RETIREMENT PLAN
RETIREMENT PLAN

22.RETIREMENT PLAN

PKSI maintains a 401(k) retirement plan for the benefit of its employees. Contributions to the PKSI Plan are limited to a maximum of 3% of employee compensation and are based upon employee contributions. Employees must be 21 years of age and employed for three months to participate. The PKSI contribution to the plan amounted to approximately $0.4 million and $0.3 million for the years ended December 31, 2024 and 2023, respectively.

Additionally, WEG maintains a 401(k) plan for qualified employees. WEG matches 50% of employee contributions up to 3% of employee compensation, and may make discretionary contributions to the plan, subject to certain limitations as set forth in the plan agreement. WEG’s aggregate contribution to the plan for the years ended December 31, 2024 and 2023 was approximately $0.03 million and $0.02 million, respectively. WEG also has a separate profit-sharing plan, making discretionary contributions as defined in the plan, subject to certain limitations set forth in the plan agreement. The Company did not make a separate profit-sharing plan contribution for the years ended December 31, 2024 and 2023.

Effective January 1, 2025, the WEG plan was merged into the PKSI plan and the plan was renamed the Binah Management Services 401 (k) Profit Sharing Plan.